Property, Plant & Equipment, Net - Summary of Property, Plant & Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 897,627
Balance	1,226,596	$ 897,627
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	952,497	11,104
Additions	603,890	952,497
Disposals		(11,104)
Effects of currency translation	(11,961)
Balance	1,544,426	952,497
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(54,870)	(11,104)
Depreciation	266,601	54,870
Disposals		11,104
Effects of currency translation	(3,641)
Balance	(317,830)	(54,870)
Lab Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	838,196
Balance	1,173,027	838,196
Lab Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	890,867
Additions	594,401	890,867
Effects of currency translation	(11,607)
Balance	1,473,661	890,867
Lab Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(52,671)
Depreciation	251,533	52,671
Effects of currency translation	(3,570)
Balance	(300,634)	(52,671)
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	9,660
Balance	13,917	9,660
Computer Equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,859	4,828
Additions	9,489	11,859
Disposals		(4,828)
Effects of currency translation	(148)
Balance	21,200	11,859
Computer Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(2,199)	(4,828)
Depreciation	5,155	2,199
Disposals		4,828
Effects of currency translation	(71)
Balance	(7,283)	(2,199)
Capitalized Software
Disclosure of detailed information about property, plant and equipment [line items]
Balance	49,771
Balance	39,652	49,771
Capitalized Software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	49,771
Additions		49,771
Effects of currency translation	(206)
Balance	49,565	49,771
Capitalized Software | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	9,913
Balance	$ (9,913)
Furniture & Fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance		6,276
Disposals		(6,276)
Furniture & Fixtures | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance		(6,276)
Disposals		$ 6,276